Boston Trust Walden Funds
Interfund Lending Form N-CEN Certification
Year Ended December 31, 2019

With regards to the InterFund Lending Program, I certify that Boston Trust Walden Inc., formerly, Boston Trust Investment Management, Inc., acting as Adviser to Boston Trust Walden Funds (the "Funds"), formerly, Boston Trust & Walden Funds, on behalf of the Funds has implemented procedures reasonably designed to achieve compliance with the terms and conditions of the InterFund Lending Order which includes the following objectives: (a) that the InterFund Loan rate is higher than the Repo Rate but lower than the Bank Loan Rate; (b) compliance with the collateral requirements as set forth in the Application; (c) Compliance with the percentage limitations on interfund borrowing and lending; (d) Allocation of interfund borrowing and lending demand in an equitable manner and in accordance with procedures established by the Board of Trustees; and (e) that the InterFund Loan Rate does not exceed the interest rate on any third-party borrowings of a borrowing Fund at the time of the InterFund Loan.


   ___Amy E. Siefer_____________________________________
Amy E. Siefer
Chief Compliance Officer
Boston Trust Walden Funds

___3/6/2020_________________

Date